Equipment Financing	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Equipment Financing [Line Items]
EQUIPMENT FINANCING

NOTE 10 - EQUIPMENT FINANCING

The Company entered into various financing agreement for equipment purchased. Under the term of the agreements, assets with a cost of approximately $403,913, were financed under various financing agreements during the six months ended January 31, 2023. The equipment financing is net of costs associated with the assets such as maintenance, insurance and property taxes are for the account of the Company. The equipment financing agreements are between twelve (12) months and sixty (60) months, with the first payments starting July 1, 2022, and monthly principal and interest payments of up to $3,600. The interest rate under the financing agreement is at 5.0% per annum.

Amounts recognized as of July 31, 2022 and January 31, 2023 for equipment financing are as follows:

ROU Asset	July 31, 2022	$62,263
Amortization		$(54,109)
Addition - Asset		$365,083
ROU Asset	January 31, 2023	$373,237

Equipment Financing	July 31, 2022	$62,263
Amortization		$(52,109)
Addition - Equipment Financing		$365,083
Equipment Financing	January 31, 2023	$375,237

Equipment Financing	Short term	$126,738
Equipment Financing	Long term	$248,499
Equipment Financing	Total:	$375,237

The future payments under the equipment financing agreements are as follows:

Year	Amount
2023*	$95,094
2024	135,604
2025	125,478
2026	42,527
2027	4,600
2028	1,533
Total future payments:	$404,836

*	remaining 6 Months

Less: amounts representing interest	29,599

Present value of net minimum equipment financing payments	$375,237
Lease cost:
Amortization of ROU assets	$54,109
Interest on lease liabilities	15,626

Cash paid for amounts included in the measurement of lease liabilities:
Operating cashflow from equipment financing:	$15,626
Financing cashflow from equipment financing:	54,109

Weighted-average remaining lease term - equipment financing:	2.8 years

Weighted-average discount rate	5.0%

DIGERATI TECHNOLOGIES, INC [Member]
Equipment Financing [Line Items]
EQUIPMENT FINANCING

NOTE 14 - EQUIPMENT FINANCING

The Company entered into a financing agreement for equipment purchased. Under the term of the agreement, assets with a cost of approximately $62,263, were financed under a financing agreement as of June 2022. The equipment financing is net of costs associated with the assets such as maintenance, insurance and property taxes are for the account of the Company. The equipment financing agreement is for 38 months, with the first payments starting July 1, 2022, and monthly principal and interest payments of $1,820. The interest rate under the financing agreement is at 5.0% per annum.

The future payments under the equipment financing agreements are as follows:

Year	Amount
2023	$21,566
2024	21,835
2025	21,835
2026	1,820
Total future payments:	$67,056
Less: amounts representing interest	4,793
Present value of net minimum equipment financing payments	$62,263
Less current maturities	20,638
Long-term equipment financing obligation	$41,625
Lease cost:
Amortization of ROU assets	$19,920
Interest on lease liabilities	2,599
Cash paid for amounts included in the measurement of lease liabilities:
Operating cashflow from equipment financing:	$2,599
Financing cashflow from equipment financing:	19,920
Weighted-average remaining lease term - equipment financing:	3.1 years
Weighted-average discount rate	5.0%